Schedule of Revaluation of Land And Building (Details)	12 Months Ended
Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Capitalization Rate	0.01
Top Of Ranges [Member]
IfrsStatementLineItems [Line Items]
Market Rent	7.10
Capitalization Rate	0.1370
Sales	56.87
Bottom Of Ranges [Member]
IfrsStatementLineItems [Line Items]
Market Rent	3.14
Capitalization Rate	0.0950
Sales	35.41